Document and Entity Information (USD $)	3 Months Ended
Mar. 13, 2012
Document and Entity Information:
Entity Registrant Name	Pegasus Tel, Inc.
Document Type	8-K
Document Period End Date	Mar 13, 2012
Amendment Flag	false
Entity Central Index Key	0001377469
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	18,000
Entity Public Float	$ 23,746
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Balance Sheet (USD $)	Mar. 13, 2012
Assets
Cash	$ 24,076
Assets, Current	24,076
Assets	24,076
Liabilities, Current
Accounts Payable	157
Adavance from Total Invest	330
Liabilities, Current	487
Liabilities	487
Stockholders' Deficit
Common Stock, Par value $1.32	23,746
Deficit Accumulated During Development Stage	(157)
Stockholders' Equity	23,589
Liabilities and Equity	$ 24,076
Stockholders' Equity, Number of Shares and Other Disclosures
Common Stock, Shares Authorized	90,000
Common Stock, Shares Issued and Outstanding	18,000

Statement of Operations (USD $)	1 Months Ended
Mar. 13, 2012
Operating Expenses
General and Administrative	$ 157
Operating Expenses	157
Operating (Loss)	(157)
(Loss) before Income Taxes	(157)
Net (Loss)	$ (157)
Earnings Per Share
Net Loss Per Share, Basic and Diluted	$ (0.01)
Weighted Average Number of Shares Outstanding, Basic and Diluted	18,000

Statement of Stockholders' Equity (USD $)	Common Stock	Accumulated Deficit	Total
Stockholders' Equity at Jan. 31, 2012
Stock Issued During Period, Value, Stock Subscription	$ 23,746		$ 23,746
Stock Issued During Period, Shares, Stock Subscription	18,000		18,000
Net (Loss)		(157)	(157)
Stockholders' Equity at Mar. 13, 2012	$ 23,746	$ (157)	$ 23,589
Shares, Outstanding at Mar. 13, 2012	18,000		18,000

Statements of Cash Flows (USD $)	1 Months Ended
Mar. 13, 2012
Net Cash (Used in) Operating Activities
Net (Loss)	$ (157)
Increase (Decrease) in Operating Assets and Liabilities
Increase (Decrease) in Accounts Payable	157
Net Cash Provided by (Used in) Financing Activities
Proceeds from Sale of Common Stock	23,746
Payments for (Proceeds from) Cash Contributed from Total Invest	330
Net Cash Provided by (Used in) Financing Activities	24,076
Net Cash, Period Increase (Decrease)	24,076
Cash at End of Period	$ 24,076

Note 1 - Organization and Summary of Significant Accounting Policies	3 Months Ended
Mar. 13, 2012
Notes
Note 1 - Organization and Summary of Significant Accounting Policies

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of accounting policies for Blue Bull Ventures B.V. is presented to assist in understanding the Company's financial statements.  The accounting policies conform to generally accepted accounting principles and have been consistently applied in the preparation of the financial statements.

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented.

Nature of Operations and Going Concern

The accompanying financial statements have been prepared on the basis of accounting principles applicable to a “going concern”, which assume that Blue Bull Ventures, B.V. (hereto referred to as the “Company”) will continue in operation for at least one year and will be able to realize its assets and discharge its liabilities in the normal course of operations.

The Company has no revenues as of March 13, 2012 and requires additional financing in order to finance its business activities on an ongoing basis.  The Company is actively pursuing alternative financing and has had discussions with various third parties, although no firm commitments have been obtained.  In the interim, shareholders of the Company have committed to meeting its operating expenses.  Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide them with the opportunity to continue as a “going concern”.

These financial statements do not reflect adjustments that would be necessary if the Company were unable to continue as a “going concern”.  While management believes that the actions already taken or planned, will mitigate the adverse conditions and events which raise doubt about the validity of the “going concern” assumption used in preparing these financial statements, there can be no assurance that these actions will be successful.

If the Company were unable to continue as a “going concern,” then substantial adjustments would be necessary to the carrying values of assets, the reported amounts of its liabilities, the reported revenues and expenses, and the balance sheet classifications used.

On March 21, 2012, the Company signed an acquisition agreement with Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.) and Pegasus Tel, Inc. (Pegasus) whereby Pegasus issued 2,436,453 series D preferred shares to acquire 100% of the outstanding stock of Blue Bull Ventures B.V.  Blue Bull Ventures B.V. was created on February 1, 2012 and at the date of acquisition the only asset was approximately $24,000 (€18.131) in a bank account.

For accounting purposes, the shares exchange has been treated as a reverse merger since the acquired entity now forms the basis for operations and the transaction resulted in a change of control.  Accordingly, a new reporting entity was created and Blue Bull Ventures B.V. is treated as the successor issuer for reporting purposes.

Organization and Basis of Presentation

On February 1, 2012, Blue Bull Ventures, B.V., a Dutch company, was formed.

The Company is in the development stage, and has not commenced planned principal operations.  The Company has a December 31 year end.

Nature of Business

The Company is a merchant banking firm, a Dutch company operating from Amsterdam, the Netherlands, with entrepreneurs, corporations and professional investors to deliver exceptional merger advisory, financings, valuation and consulting services to small-market public and private technology and business services companies and family-owned businesses.  The Company strives to provide their clients with advise with frank insight into their businesses and unbiased advice on growth opportunities.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of 90 days or less to be cash equivalents to the extent the funds are not being held for investment purposes.

Revenue Recognition

The Company derives its primary revenue from the sources described below, which includes merchant banking revenues from investments in other companies. Other revenue generated by the company includes sales commissions.

The Company recognizes revenues in accordance with the Securities and Exchange Commission Staff Accounting Bulletin (SAB) number 104, "Revenue Recognition."  SAB 104 clarifies application of U. S. generally accepted accounting principles to revenue transactions.  The Company recognizes revenue when the earnings process is complete.  That is, when the arrangements of the goods are documented, the pricing becomes final and collectability is reasonably assured. An allowance for bad debt is provided based on estimated losses. For revenue received in advance for goods, the Company records a current liability classified as either deferred revenue or customer deposits.  As of March 13, 2012, the company has no revenues.

Allowance for Doubtful Accounts

The Company recognizes an allowance for doubtful accounts to ensure accounts receivable are not overstated due to un-collectability.  Bad debt reserves are maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience.  An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings or deterioration in the customer’s operating results or financial position.  If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted.  As of March 13, 2012, the company has no revenues and no accounts receivable, and has determined an allowance for doubtful accounts is not necessary.

Concentration of Credit Risk

The Company has no significant off-balance-sheet concentrations of credit risk such as foreign exchange contracts, options contracts or other foreign hedging arrangements.  The Company had cash and cash equivalents of $24,076 as of March 13, 2012.

Pervasiveness of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Translation

The Company considers the EURO (“€”) to be its functional currency for Blue Bull Ventures BV.  Assets were translated into US dollars (“US$”) as of March 13, 2012, the date of which the exchange rate was €1.00 to US$ 1.319239.

Loss per Share

Basic loss per share has been computed by dividing the loss for the period applicable to the common stockholders’ by the weighted average number of common shares outstanding during the period.

Financial Instruments

The Company’s financial assets and liabilities consist of cash, accounts receivable, and accounts payable.  Except as otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values due to the short-term maturities of these instruments.

Income Taxes

The Company accounts for income taxes under the provisions of ASC 740 (formerly SFAS No. 109, “Accounting for Income Taxes”).  ASC 740 requires recognition of deferred income tax assets and liabilities for the expected future income tax consequences, based on enacted tax laws, of temporary differences between the financial reporting and tax bases of assets and liabilities.

Recent Accounting Standards

Goodwill Impairment

In September 2011, ASC guidance was issued related to goodwill impairment.  Under the updated guidance, an entity will have the option to first assess qualitatively whether it is necessary to perform the current two-step goodwill impairment test. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.  The update is effective for the Company’s fiscal year beginning June 1, 2012 with early adoption permitted.  The Company does not expect the updated guidance to have an impact its financial position, results of operations or cash flows.

Comprehensive Income

In June 2011, ASC guidance was issued related to comprehensive income.  Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income.  Subsequently, in December 2011, the FASB issued its final standard to defer the new requirement to present components of reclassifications of other comprehensive income on the face of the income statement.  Companies will still be required to adopt the other requirements contained in the new standard on comprehensive income.  The adoption of this guidance is not expected to have an impact on the Company’s financial position, results of operations or cash flows.

Fair Value Accounting

In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning June 1, 2012.  The Company does not expect the updated guidance to have a significant impact on its financial position, results of operations or cash flows.

Note 2 - Development Stage Company	3 Months Ended
Mar. 13, 2012
Notes
Note 2 - Development Stage Company

NOTE 2 - DEVELOPMENT STAGE COMPANY

The Company has not begun principal operations and as is common with a development stage company, the Company will have recurring losses during its development stage.  The Company's financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  However, the Company does not have significant cash or other material assets, nor does it have an established source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern.  In the interim, shareholders of the Company have committed to meeting its minimal operating expenses.

Note 3 - Commitments	3 Months Ended
Mar. 13, 2012
Notes
Note 3 - Commitments

NOTE 3 - COMMITMENTS

As of March 13, 2012, all activities of the Company have been conducted by corporate officers from either their homes or business offices.  Currently, there are no outstanding debts owed by the company for the use of these facilities and there are no commitments for future use of the facilities.

Note 4 - Related Party Transactions	3 Months Ended
Mar. 13, 2012
Notes
Note 4 - Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

On February 29, 2012, the Company received a cash advance of $330 (€250) from Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.).  This advance is due on demand.  The advance has subsequently been repaid.

Note 5 - Stock Transactions	3 Months Ended
Mar. 13, 2012
Notes
Note 5 - Stock Transactions

NOTE 5 - STOCK TRANSACTIONS

During the period from February 1, 2012 to March 13, 2012, the Company had the following issuances of stock:

On February 29, 2012, the company issued 18,000 shares of stock in exchange for cash of $23,746 (€18,000).  The stock was sold to Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.).

Note 6 - Acquisition Agreement/change in Control	3 Months Ended
Mar. 13, 2012
Notes
Note 6 - Acquisition Agreement/change in Control

NOTE 6 - ACQUISITION AGREEMENT/CHANGE IN CONTROL

On March 21, 2012, the Company signed an acquisition agreement with Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.) and Pegasus Tel, Inc. (Pegasus) whereby Pegasus issued 2,436,453 series D preferred shares to acquire 100% of the outstanding stock of Blue Bull Ventures B.V.  Blue Bull Ventures B.V. was created on February 1, 2012 and at the date of acquisition the only asset was approximately $24,000 (€18.131) in a bank account.

Note 1 - Organization and Summary of Significant Accounting Policies: Basis of Presentation (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Basis of Presentation

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented.

Note 1 - Organization and Summary of Significant Accounting Policies: Nature of Operations and Going Concern (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Nature of Operations and Going Concern

Nature of Operations and Going Concern

The accompanying financial statements have been prepared on the basis of accounting principles applicable to a “going concern”, which assume that Blue Bull Ventures, B.V. (hereto referred to as the “Company”) will continue in operation for at least one year and will be able to realize its assets and discharge its liabilities in the normal course of operations.

The Company has no revenues as of March 13, 2012 and requires additional financing in order to finance its business activities on an ongoing basis.  The Company is actively pursuing alternative financing and has had discussions with various third parties, although no firm commitments have been obtained.  In the interim, shareholders of the Company have committed to meeting its operating expenses.  Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide them with the opportunity to continue as a “going concern”.

These financial statements do not reflect adjustments that would be necessary if the Company were unable to continue as a “going concern”.  While management believes that the actions already taken or planned, will mitigate the adverse conditions and events which raise doubt about the validity of the “going concern” assumption used in preparing these financial statements, there can be no assurance that these actions will be successful.

If the Company were unable to continue as a “going concern,” then substantial adjustments would be necessary to the carrying values of assets, the reported amounts of its liabilities, the reported revenues and expenses, and the balance sheet classifications used.

On March 21, 2012, the Company signed an acquisition agreement with Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.) and Pegasus Tel, Inc. (Pegasus) whereby Pegasus issued 2,436,453 series D preferred shares to acquire 100% of the outstanding stock of Blue Bull Ventures B.V.  Blue Bull Ventures B.V. was created on February 1, 2012 and at the date of acquisition the only asset was approximately $24,000 (€18.131) in a bank account.

For accounting purposes, the shares exchange has been treated as a reverse merger since the acquired entity now forms the basis for operations and the transaction resulted in a change of control.  Accordingly, a new reporting entity was created and Blue Bull Ventures B.V. is treated as the successor issuer for reporting purposes.

Note 1 - Organization and Summary of Significant Accounting Policies: Organization and Basis of Presentation (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Organization and Basis of Presentation

Organization and Basis of Presentation

On February 1, 2012, Blue Bull Ventures, B.V., a Dutch company, was formed.

The Company is in the development stage, and has not commenced planned principal operations.  The Company has a December 31 year end.

Note 1 - Organization and Summary of Significant Accounting Policies: Nature of Business (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Nature of Business

Nature of Business

The Company is a merchant banking firm, a Dutch company operating from Amsterdam, the Netherlands, with entrepreneurs, corporations and professional investors to deliver exceptional merger advisory, financings, valuation and consulting services to small-market public and private technology and business services companies and family-owned businesses.  The Company strives to provide their clients with advise with frank insight into their businesses and unbiased advice on growth opportunities.

Note 1 - Organization and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of 90 days or less to be cash equivalents to the extent the funds are not being held for investment purposes.

Revenue Recognition

The Company derives its primary revenue from the sources described below, which includes merchant banking revenues from investments in other companies. Other revenue generated by the company includes sales commissions.

The Company recognizes revenues in accordance with the Securities and Exchange Commission Staff Accounting Bulletin (SAB) number 104, "Revenue Recognition."  SAB 104 clarifies application of U. S. generally accepted accounting principles to revenue transactions.  The Company recognizes revenue when the earnings process is complete.  That is, when the arrangements of the goods are documented, the pricing becomes final and collectability is reasonably assured. An allowance for bad debt is provided based on estimated losses. For revenue received in advance for goods, the Company records a current liability classified as either deferred revenue or customer deposits.  As of March 13, 2012, the company has no revenues.

Note 1 - Organization and Summary of Significant Accounting Policies: Allowance For Doubtful Accounts (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

The Company recognizes an allowance for doubtful accounts to ensure accounts receivable are not overstated due to un-collectability.  Bad debt reserves are maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience.  An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings or deterioration in the customer’s operating results or financial position.  If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted.  As of March 13, 2012, the company has no revenues and no accounts receivable, and has determined an allowance for doubtful accounts is not necessary.

Note 1 - Organization and Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company has no significant off-balance-sheet concentrations of credit risk such as foreign exchange contracts, options contracts or other foreign hedging arrangements.  The Company had cash and cash equivalents of $24,076 as of March 13, 2012.

Note 1 - Organization and Summary of Significant Accounting Policies: Pervasiveness of Estimates (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Pervasiveness of Estimates

Pervasiveness of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 1 - Organization and Summary of Significant Accounting Policies: Foreign Currency Translation (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Foreign Currency Translation

Foreign Currency Translation

The Company considers the EURO (“€”) to be its functional currency for Blue Bull Ventures BV.  Assets were translated into US dollars (“US$”) as of March 13, 2012, the date of which the exchange rate was €1.00 to US$ 1.319239.

Note 1 - Organization and Summary of Significant Accounting Policies: Loss Per Share (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Loss Per Share

Loss per Share

Basic loss per share has been computed by dividing the loss for the period applicable to the common stockholders’ by the weighted average number of common shares outstanding during the period.

Note 1 - Organization and Summary of Significant Accounting Policies: Financial Instruments (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Financial Instruments

Financial Instruments

The Company’s financial assets and liabilities consist of cash, accounts receivable, and accounts payable.  Except as otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values due to the short-term maturities of these instruments.

Note 1 - Organization and Summary of Significant Accounting Policies: Income Taxes (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Income Taxes

Income Taxes

The Company accounts for income taxes under the provisions of ASC 740 (formerly SFAS No. 109, “Accounting for Income Taxes”).  ASC 740 requires recognition of deferred income tax assets and liabilities for the expected future income tax consequences, based on enacted tax laws, of temporary differences between the financial reporting and tax bases of assets and liabilities.

Note 1 - Organization and Summary of Significant Accounting Policies: Recent Accounting Standards (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Recent Accounting Standards

Recent Accounting Standards

Goodwill Impairment

In September 2011, ASC guidance was issued related to goodwill impairment.  Under the updated guidance, an entity will have the option to first assess qualitatively whether it is necessary to perform the current two-step goodwill impairment test. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.  The update is effective for the Company’s fiscal year beginning June 1, 2012 with early adoption permitted.  The Company does not expect the updated guidance to have an impact its financial position, results of operations or cash flows.

Comprehensive Income

In June 2011, ASC guidance was issued related to comprehensive income.  Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income.  Subsequently, in December 2011, the FASB issued its final standard to defer the new requirement to present components of reclassifications of other comprehensive income on the face of the income statement.  Companies will still be required to adopt the other requirements contained in the new standard on comprehensive income.  The adoption of this guidance is not expected to have an impact on the Company’s financial position, results of operations or cash flows.

Fair Value Accounting

In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning June 1, 2012.  The Company does not expect the updated guidance to have a significant impact on its financial position, results of operations or cash flows.